Income Taxes - Summary of company's unrecognized tax benefits (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Beginning of year	$ 3,918	$ 3,234
Additions based on tax positions related to the current year	796	684
End of year	$ 4,714	$ 3,918